Schedule of Investments (unaudited) March 31, 2023	BlackRock Enhanced Global Dividend Trust (BOE) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 2.4%
TELUS Corp.	854,087	$16,955,349

Denmark — 2.3%
Novo Nordisk A/S, Class B	105,861	16,812,977

France — 9.8%
Air Liquide SA	68,615	11,485,367
EssilorLuxottica SA	82,291	14,838,941
Kering SA	17,738	11,572,760
LVMH Moet Hennessy Louis Vuitton SE	9,512	8,731,144
Sanofi	220,925	23,965,660

		70,593,872

India — 0.1%
Jasper Infotech Private Ltd., Series I, (Acquired 08/31/18, Cost: $2,637,143)(a)(b)	566,400	420,686

Indonesia — 1.0%
Bank Rakyat Indonesia Persero Tbk PT	22,422,100	7,104,504

Ireland(c) — 4.6%
Accenture PLC, Class A	65,207	18,636,813
Medtronic PLC	182,236	14,691,866

		33,328,679

Japan — 1.5%
KDDI Corp.	352,200	10,861,054

Mexico — 2.0%
Wal-Mart de Mexico SAB de CV	3,624,607	14,488,371

Netherlands — 1.5%
Koninklijke KPN NV	3,096,591	10,942,013

Portugal — 1.7%
EDP - Energias de Portugal SA	2,174,279	11,847,458

Singapore — 1.4%
DBS Group Holdings Ltd.	405,168	10,073,180

Spain — 1.6%
Industria de Diseno Textil SA	347,951	11,689,481

Sweden — 1.1%
Epiroc AB, Class A	379,743	7,537,904

Switzerland — 5.7%
Lonza Group AG, Registered Shares	24,019	14,459,424
TE Connectivity Ltd.(c)	82,856	10,866,565
Zurich Insurance Group AG	31,721	15,200,659

		40,526,648

Taiwan — 4.4%
MediaTek, Inc.	472,000	12,237,126
Taiwan Semiconductor Manufacturing Co. Ltd.	1,114,000	19,522,411

		31,759,537

United Kingdom — 16.4%
AstraZeneca PLC	141,088	19,548,345
Diageo PLC	403,400	18,003,590
Ferguson PLC	79,311	10,485,839
Prudential PLC	1,114,825	15,263,767
Reckitt Benckiser Group PLC	301,550	22,941,162
RELX PLC	505,465	16,371,059
Taylor Wimpey PLC	10,188,248	14,988,653

		117,602,415

Security	Shares	Value

United States(c) — 40.8%
AbbVie, Inc.(d)	119,658	$19,069,896
American Express Co.	62,897	10,374,860
Apple, Inc.(d)	109,789	18,104,206
Assurant, Inc.	89,681	10,767,998
Baker Hughes Co.(d)	504,799	14,568,499
Chevron Corp.	37,667	6,145,748
Citizens Financial Group, Inc.	293,949	8,927,231
Intercontinental Exchange, Inc.	133,108	13,881,833
International Flavors & Fragrances, Inc.(d)	150,592	13,848,440
Intuit, Inc.	34,632	15,439,985
M&T Bank Corp.	78,634	9,402,268
Microsoft Corp.	109,620	31,603,446
Mondelez International, Inc., Class A	205,028	14,294,552
Otis Worldwide Corp.	173,733	14,663,065
Paychex, Inc.	158,256	18,134,555
Philip Morris International, Inc.(d)	189,817	18,459,703
Synchrony Financial	225,639	6,561,582
United Parcel Service, Inc., Class B(d)	74,278	14,409,189
UnitedHealth Group, Inc.(d)	29,474	13,929,118
Walt Disney Co.(e)	130,095	13,026,412
Williams Cos., Inc.	226,242	6,755,586

		292,368,172

Total Long-Term Investments — 98.3% (Cost: $628,004,184)		704,912,300

Short-Term Securities

Money Market Funds — 2.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.70%(f)(g)	19,926,297	19,926,297

Total Short-Term Securities — 2.8% (Cost: $19,926,297)		19,926,297

Total Investments Before Options Written — 101.1% (Cost: $647,930,481)		724,838,597

Options Written — (1.3)% (Premiums Received: $(6,842,797))		(9,075,501)

Total Investments, Net of Options Written — 99.8% (Cost: $641,087,684)		715,763,096
Other Assets Less Liabilities — 0.2%		1,614,198

Net Assets — 100.0%		$717,377,294

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $420,686, representing 0.1% of its net assets as of period end, and an original cost of $2,637,143.

(c)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(e)	Non-income producing security.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Enhanced Global Dividend Trust (BOE)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$6,643,752	$13,282,545	(a)	$—		$—	$—	$19,926,297	19,926,297	$84,232		$—
SL Liquidity Series, LLC, Money Market Series(b)	—	—		(1,183	)(a)	1,183	—	—	—	2,629	(c)	—

						$1,183	$—	$19,926,297		$86,861		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Citizens Financial Group, Inc.	295	04/04/23	USD	42.50	USD	896	$—
Citizens Financial Group, Inc.	368	04/04/23	USD	44.03	USD	1,118	—
Medtronic PLC	73	04/06/23	USD	83.00	USD	589	(694)
Philip Morris International, Inc.	539	04/06/23	USD	99.00	USD	5,242	(9,433)
United Parcel Service, Inc., Class B	163	04/06/23	USD	190.00	USD	3,162	(77,425)
AbbVie, Inc.	268	04/14/23	USD	150.00	USD	4,271	(260,630)
Accenture PLC, Class A	138	04/14/23	USD	275.00	USD	3,944	(171,810)
American Express Co.	182	04/14/23	USD	170.00	USD	3,002	(19,383)
Apple, Inc.	94	04/14/23	USD	160.00	USD	1,550	(55,930)
Apple, Inc.	200	04/14/23	USD	157.50	USD	3,298	(162,000)
Microsoft Corp.	77	04/14/23	USD	265.00	USD	2,220	(188,072)
Mondelez International, Inc., Class A	450	04/14/23	USD	69.00	USD	3,137	(63,000)
Otis Worldwide Corp.	58	04/14/23	USD	84.75	USD	490	(7,596)
Williams Cos., Inc.	281	04/14/23	USD	31.00	USD	839	(2,810)
AbbVie, Inc.	147	04/21/23	USD	160.00	USD	2,343	(29,033)
Apple, Inc.	200	04/21/23	USD	160.00	USD	3,298	(134,000)
Assurant, Inc.	168	04/21/23	USD	135.00	USD	2,017	(15,120)
Baker Hughes Co.	753	04/21/23	USD	29.00	USD	2,173	(71,535)
Chevron Corp.	66	04/21/23	USD	162.50	USD	1,077	(27,885)
Citizens Financial Group, Inc.	294	04/21/23	USD	45.00	USD	893	(2,940)
Citizens Financial Group, Inc.	218	04/21/23	USD	40.00	USD	662	(1,635)
Citizens Financial Group, Inc.	150	04/21/23	USD	37.50	USD	456	(2,250)
Intercontinental Exchange, Inc.	33	04/21/23	USD	110.00	USD	344	(908)
International Flavors & Fragrances, Inc.	265	04/21/23	USD	90.00	USD	2,437	(92,750)
Intuit, Inc.	155	04/21/23	USD	440.00	USD	6,910	(255,750)
M&T Bank Corp.	216	04/21/23	USD	165.00	USD	2,583	(1,080)
Medtronic PLC	71	04/21/23	USD	80.00	USD	572	(14,591)
Medtronic PLC	121	04/21/23	USD	82.00	USD	976	(12,221)
Microsoft Corp	63	04/21/23	USD	265.00	USD	1,816	(157,185)
Microsoft Corp	63	04/21/23	USD	285.00	USD	1,816	(54,967)
Otis Worldwide Corp.	116	04/21/23	USD	84.60	USD	979	(17,716)
Paychex, Inc.	310	04/21/23	USD	123.00	USD	3,552	(9,546)
Paychex, Inc.	213	04/21/23	USD	110.00	USD	2,441	(122,475)
Paychex, Inc.	189	04/21/23	USD	115.00	USD	2,166	(42,052)
Philip Morris International, Inc.	315	04/21/23	USD	98.00	USD	3,063	(54,337)
TE Connectivity Ltd.	240	04/21/23	USD	132.01	USD	3,148	(62,550)
TELUS Corp.	1,883	04/21/23	CAD	27.00	CAD	5,052	(45,281)
TELUS Corp.	337	04/21/23	CAD	29.00	CAD	904	(997)
UnitedHealth Group, Inc.	99	04/21/23	USD	495.00	USD	4,679	(34,155)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Enhanced Global Dividend Trust (BOE)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Walt Disney Co.	292	04/21/23	USD	100.00	USD	2,924	$(81,614)
AbbVie, Inc.	29	04/28/23	USD	155.00	USD	462	(17,980)
Accenture PLC, Class A	155	04/28/23	USD	260.00	USD	4,430	(416,950)
American Express Co.	102	04/28/23	USD	167.50	USD	1,682	(44,625)
Medtronic PLC	71	04/28/23	USD	78.00	USD	572	(23,146)
Medtronic PLC	234	04/28/23	USD	82.00	USD	1,887	(34,749)
Microsoft Corp.	144	04/28/23	USD	280.00	USD	4,152	(206,640)
Mondelez International, Inc., Class A	450	04/28/23	USD	69.00	USD	3,137	(91,125)
United Parcel Service, Inc., Class B	171	04/28/23	USD	195.00	USD	3,317	(112,005)
UnitedHealth Group, Inc.	26	04/28/23	USD	485.00	USD	1,229	(21,580)
UnitedHealth Group, Inc.	7	04/28/23	USD	480.00	USD	331	(7,228)
Williams Cos., Inc.	230	04/28/23	USD	30.00	USD	687	(16,675)
AbbVie, Inc.	107	05/05/23	USD	160.00	USD	1,705	(39,322)
Chevron Corp.	103	05/05/23	USD	165.00	USD	1,681	(48,667)
Medtronic PLC	34	05/05/23	USD	83.00	USD	274	(3,536)
Microsoft Corp.	146	05/05/23	USD	285.00	USD	4,209	(183,595)
Mondelez International, Inc., Class A	23	05/05/23	USD	70.00	USD	160	(3,738)
Walt Disney Co.	293	05/05/23	USD	101.00	USD	2,934	(95,957)
Williams Cos., Inc.	280	05/05/23	USD	30.00	USD	836	(25,900)
M&T Bank Corp.	140	05/12/23	USD	133.00	USD	1,674	(28,134)
AbbVie, Inc.	107	05/19/23	USD	160.00	USD	1,705	(47,347)
Assurant, Inc.	145	05/19/23	USD	116.00	USD	1,741	(114,181)
Baker Hughes Co.	765	05/19/23	USD	30.50	USD	2,208	(70,712)
Intercontinental Exchange, Inc.	565	05/19/23	USD	98.00	USD	5,892	(454,972)
International Flavors & Fragrances, Inc.	262	05/19/23	USD	100.00	USD	2,409	(41,920)
Medtronic PLC	34	05/19/23	USD	85.00	USD	274	(3,230)
Otis Worldwide Corp.	607	05/19/23	USD	82.50	USD	5,123	(257,975)
Synchrony Financial	332	05/19/23	USD	32.00	USD	965	(21,580)
Synchrony Financial	175	05/19/23	USD	31.00	USD	509	(17,063)
TE Connectivity Ltd.	342	05/19/23	USD	130.00	USD	4,485	(196,650)
TELUS Corp.	1,090	05/19/23	CAD	28.00	CAD	2,924	(16,533)
Baker Hughes Co.	753	06/16/23	USD	29.00	USD	2,173	(141,187)
Synchrony Financial	499	06/16/23	USD	30.00	USD	1,451	(88,572)
TELUS Corp.	1,387	06/16/23	CAD	27.00	CAD	3,721	(71,326)

							$(5,328,156)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Diageo PLC	Goldman Sachs International	46,400	04/04/23	GBP	36.60	GBP	1,677	$(4,774)
Diageo PLC	JPMorgan Chase Bank N.A.	62,200	04/04/23	GBP	36.44	GBP	2,248	(9,996)
Ferguson PLC	Morgan Stanley & Co. International PLC	32,500	04/04/23	GBP	123.29	GBP	3,461	—
Prudential PLC	UBS AG	90,700	04/04/23	GBP	14.13	GBP	1,000	—
Reckitt Benckiser Group PLC	JPMorgan Chase Bank N.A.	31,400	04/04/23	GBP	58.93	GBP	1,934	(104,020)
Wal-Mart de Mexico SAB de CV	Citibank N.A.	415,700	04/04/23	MXN	72.60	MXN	29,943	(11,568)
Koninklijke KPN NV	Royal Bank of Canada	789,100	04/05/23	EUR	3.29	EUR	2,569	(15,301)
Novo Nordisk A/S, Class B	Morgan Stanley & Co. International PLC	10,900	04/05/23	DKK	1,016.12	DKK	11,835	(111,298)
Sanofi	Morgan Stanley & Co. International PLC	19,500	04/05/23	EUR	90.47	EUR	1,955	(207,412)
Taylor Wimpey PLC	Royal Bank of Canada	766,000	04/05/23	GBP	1.27	GBP	911	(19)
Zurich Insurance Group AG	Morgan Stanley & Co. International PLC	6,700	04/05/23	CHF	449.95	CHF	2,933	(6,150)
EDP - Energias de Portugal SA	Goldman Sachs International	565,400	04/11/23	EUR	4.83	EUR	2,836	(122,028)
Epiroc AB, Class A	Morgan Stanley & Co. International PLC	67,600	04/11/23	SEK	214.81	SEK	13,912	(5,087)
KDDI Corp.	JPMorgan Chase Bank N.A.	81,300	04/11/23	JPY	4,143.69	JPY	332,761	(14,826)
Lonza Group AG	JPMorgan Chase Bank N.A.	5,000	04/11/23	CHF	574.50	CHF	2,737	(5,130)
RELX PLC	Morgan Stanley & Co. International PLC	52,000	04/11/23	EUR	28.68	EUR	1,549	(68,841)
Wal-Mart de Mexico SAB de CV	Citibank N.A.	415,600	04/11/23	MXN	73.31	MXN	29,936	(11,715)
AstraZeneca PLC	UBS AG	16,300	04/12/23	GBP	117.58	GBP	1,831	(3,178)
DBS Group Holdings Ltd.	Morgan Stanley & Co. International PLC	73,200	04/12/23	SGD	34.91	SGD	2,416	(25)

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Enhanced Global Dividend Trust (BOE)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
MediaTek, Inc.	Morgan Stanley & Co. International PLC	88,000	04/12/23	TWD	748.65	TWD	69,256	$(124,568)
Diageo PLC	Morgan Stanley & Co. International PLC	6,500	04/13/23	GBP	36.09	GBP	235	(4,060)
Ferguson PLC	Goldman Sachs International	13,100	04/13/23	GBP	122.44	GBP	1,395	(6)
Epiroc AB, Class A	Goldman Sachs International	43,900	04/18/23	SEK	205.44	SEK	9,035	(20,319)
KDDI Corp.	BNP Paribas SA	112,500	04/18/23	JPY	4,009.95	JPY	460,463	(97,703)
RELX PLC	Goldman Sachs International	52,000	04/18/23	EUR	29.38	EUR	1,549	(41,107)
EDP - Energias de Portugal SA	Morgan Stanley & Co. International PLC	410,500	04/19/23	EUR	4.83	EUR	2,059	(96,396)
Epiroc AB, Class A	Morgan Stanley & Co. International PLC	87,600	04/19/23	SEK	211.69	SEK	18,028	(20,544)
EssilorLuxottica SA	Goldman Sachs International	24,500	04/19/23	EUR	168.50	EUR	4,067	(60,309)
RELX PLC	Goldman Sachs International	56,000	04/19/23	EUR	29.05	EUR	1,668	(61,677)
Prudential PLC	Goldman Sachs International	152,100	04/24/23	GBP	12.93	GBP	1,676	(4,473)
EssilorLuxottica SA	Citibank N.A.	12,500	04/26/23	EUR	166.35	EUR	2,075	(53,096)
Novo Nordisk A/S, Class B	JPMorgan Chase Bank N.A.	15,400	04/26/23	DKK	1,055.50	DKK	16,721	(102,066)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Morgan Stanley & Co. International PLC	182,000	04/26/23	TWD	547.05	TWD	97,006	(45,587)
Taylor Wimpey PLC	Citibank N.A.	766,000	04/26/23	GBP	1.25	GBP	911	(5,792)
Air Liquide SA	UBS AG	30,900	04/27/23	EUR	153.85	EUR	4,765	(96,643)
Diageo PLC	Goldman Sachs International	66,400	04/27/23	GBP	35.87	GBP	2,400	(72,629)
Reckitt Benckiser Group PLC	JPMorgan Chase Bank N.A.	74,100	04/27/23	GBP	60.39	GBP	4,563	(118,048)
RELX PLC	UBS AG	67,500	04/27/23	EUR	29.53	EUR	2,011	(37,343)
Sanofi	JPMorgan Chase Bank N.A.	57,900	04/27/23	EUR	91.73	EUR	5,804	(569,516)
Wal-Mart de Mexico SAB de CV	Morgan Stanley & Co. International PLC	799,700	04/27/23	MXN	73.70	MXN	57,602	(49,720)
Ferguson PLC	Goldman Sachs International	6,600	05/02/23	GBP	114.12	GBP	703	(5,102)
Industria de Diseno Textil SA	UBS AG	143,300	05/02/23	EUR	30.39	EUR	4,428	(121,045)
Koninklijke KPN NV	Goldman Sachs International	604,400	05/02/23	EUR	3.27	EUR	1,968	(19,966)
Taylor Wimpey PLC	UBS AG	190,000	05/02/23	GBP	1.21	GBP	226	(5,110)
Prudential PLC	UBS AG	83,300	05/09/23	GBP	11.33	GBP	918	(42,925)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	UBS AG	114,000	05/09/23	TWD	526.03	TWD	60,762	(79,044)
AstraZeneca PLC	Goldman Sachs International	9,100	05/10/23	GBP	114.08	GBP	1,022	(29,364)
DBS Group Holdings Ltd.	JPMorgan Chase Bank N.A.	109,100	05/10/23	SGD	34.10	SGD	3,600	(10,357)
Kering SA	Goldman Sachs International	100	05/10/23	EUR	600.90	EUR	60	(1,978)
LVMH Moet Hennessy Louis Vuitton SE	Morgan Stanley & Co. International PLC	4,200	05/10/23	EUR	847.98	EUR	3,546	(105,391)
MediaTek, Inc.	UBS AG	77,000	05/10/23	TWD	840.58	TWD	60,599	(40,142)
Taylor Wimpey PLC	Morgan Stanley & Co. International PLC	881,000	05/10/23	GBP	1.21	GBP	1,048	(26,985)
Industria de Diseno Textil SA	Morgan Stanley & Co. International PLC	13,300	05/16/23	EUR	30.33	EUR	411	(14,128)
Lonza Group AG	UBS AG	5,900	05/16/23	CHF	544.59	CHF	3,230	(121,586)
Novo Nordisk A/S, Class B	Barclays Bank PLC	21,400	05/16/23	DKK	1,085.69	DKK	23,236	(124,642)
Prudential PLC	Goldman Sachs International	175,500	05/16/23	GBP	11.16	GBP	1,934	(117,711)
Zurich Insurance Group AG	Barclays Bank PLC	7,600	05/16/23	CHF	429.32	CHF	3,327	(33,422)
EDP - Energias de Portugal SA	Morgan Stanley & Co. International PLC	220,000	05/17/23	EUR	4.83	EUR	1,104	(33,336)
Kering SA	Barclays Bank PLC	6,200	05/17/23	EUR	589.93	EUR	3,720	(178,719)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Goldman Sachs International	94,000	05/17/23	TWD	538.12	TWD	50,102	(56,837)
Taylor Wimpey PLC	UBS AG	1,100,600	05/17/23	GBP	1.19	GBP	1,309	(47,791)
AstraZeneca PLC	Goldman Sachs International	38,000	05/18/23	GBP	114.83	GBP	4,268	(124,132)
Taylor Wimpey PLC	Morgan Stanley & Co. International PLC	881,100	05/23/23	GBP	1.23	GBP	1,048	(24,662)

								$(3,747,345)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Enhanced Global Dividend Trust (BOE)

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$16,955,349	$—	$—	$16,955,349
Denmark	—	16,812,977	—	16,812,977
France	—	70,593,872	—	70,593,872
India	—	—	420,686	420,686
Indonesia	—	7,104,504	—	7,104,504
Ireland	33,328,679	—	—	33,328,679
Japan	—	10,861,054	—	10,861,054
Mexico	14,488,371	—	—	14,488,371
Netherlands	—	10,942,013	—	10,942,013
Portugal	—	11,847,458	—	11,847,458
Singapore	—	10,073,180	—	10,073,180
Spain	—	11,689,481	—	11,689,481
Sweden	—	7,537,904	—	7,537,904
Switzerland	10,866,565	29,660,083	—	40,526,648
Taiwan	—	31,759,537	—	31,759,537
United Kingdom	—	117,602,415	—	117,602,415
United States	292,368,172	—	—	292,368,172
Short-Term Securities
Money Market Funds	19,926,297	—	—	19,926,297

	$387,933,433	$336,484,478	$420,686	$724,838,597

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(4,562,749)	$(4,512,752)	$—	$(9,075,501)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

SEK	Swedish Krona

SGD	Singapore Dollar

Currency Abbreviation (continued)

TWD	New Taiwan Dollar

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

SAB	Special Assessment Bonds

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